Investments in Companies Accounted for at Equity Method (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about investment property [line items]
Revenues	$ 1,492,988		$ 1,355,139	$ 1,108,621
Net income	77,395		39,440	56,100
Other comprehensive income	(29,987)		41,645	(982)
Total comprehensive income	47,408		81,085	55,118
Company's share of other comprehensive income	58		104
Company's share of profit	369		1,124	349
TSG [Member]
Disclosure of detailed information about investment property [line items]
Revenues	66,154	[1]	66,816	38,648
Net income	3,437	[1]	4,938	2,744
Other comprehensive income	116	[1]	208
Total comprehensive income	$ 3,553	[1]	$ 5,146	$ 2,744
Company's share in TSG	50.00%		50.00%	5000.00%
Company's share of total comprehensive income before amortization of excess cost of intangible assets net of tax	$ 1,776	[1]	$ 2,573	$ 1,372
Amortization of excess cost of intangible assets net of tax	(1,353)	[1]	(1,335)	(1,023)
Company's share of total comprehensive income	423	[1]	1,238	349
Company's share of other comprehensive income	58	[1]	104
Company's share of profit	365	[1]	1,134	349
Operating results total	$ 423		$ 1,238	$ 349

[1]	From May 1, 2016.